United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4017

(Investment Company Act File Number)

Federated Equity Funds
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  10/31/09

Date of Reporting Period:  Quarter ended 1/31/09

Item 1.                      Schedule of Investments

Federated Capital Appreciation Fund

Portfolio of Investments

January 31, 2009 (unaudited)

Shares			Value
		COMMON STOCKS--94.5%
		Consumer Discretionary--9.9%
461,300		Best Buy Co., Inc.	$12,925,626
980,300		Darden Restaurants, Inc.	25,703,466
563,700	[1]	Kohl's Corp.	20,693,427
1,310,100		Lowe's Cos., Inc.	23,935,527
633,290		McDonald's Corp.	36,743,486
130,800		Target Corp.	4,080,960
		TOTAL	124,082,492
		Consumer Staples--11.8%
638,500		Kellogg Co.	27,896,065
413,100		Kimberly-Clark Corp.	21,262,257
532,700		Kroger Co.	11,985,750
269,800		Molson Coors Brewing Co., Class B	10,864,846
720,165		Nestle SA	24,899,103
223,237		Procter & Gamble Co.	12,166,416
561,400		Safeway Inc.	12,030,802
575,300		Wal-Mart Stores, Inc.	27,108,136
		TOTAL	148,213,375
		Energy--12.2%
258,600		Anadarko Petroleum Corp.	9,500,964
292,400		Apache Corp.	21,930,000
516,700		Chevron Corp.	36,437,684
442,000		ConocoPhillips	21,008,260
377,197		Exxon Mobil Corp.	28,848,027
790,700	[1]	Petroleo Brasileiro SA, ADR	20,716,340
398,950		XTO Energy, Inc.	14,797,055
		TOTAL	153,238,330
		Financials--11.3%
2,005,500		Bank of America Corp.	13,196,190
164,600		Goldman Sachs Group, Inc.	13,288,158
446,700		Hartford Financial Services Group, Inc.	5,878,572
2,082,400		Huntington Bancshares, Inc.	5,997,312
517,900		JPMorgan Chase & Co.	13,211,629
258,600		M & T Bank Corp.	10,062,126
235,500		MetLife, Inc.	6,765,915
656,800		Morgan Stanley	13,287,064
402,688		PNC Financial Services Group	13,095,414
240,200		Prudential Financial, Inc.	6,185,150
1,357,603		Regions Financial Corp.	4,697,306
713,600		U.S. Bancorp	10,589,824
802,400		Wells Fargo & Co.	15,165,360
694,400		Zions Bancorp	10,360,448
		TOTAL	141,780,468
		Health Care--20.6%
356,700		Abbott Laboratories	19,775,448
743,200		Baxter International, Inc.	43,588,680
314,700		Becton, Dickinson & Co.	22,869,249
747,100		Bristol-Myers Squibb Co.	15,995,411
352,100	[1]	Cephalon, Inc.	27,175,078
329,200		Eli Lilly & Co.	12,121,144
230,000	[1]	Genentech, Inc.	18,685,200
584,000	[1]	Gilead Sciences, Inc.	29,649,680
216,950		Johnson & Johnson	12,515,845
441,700		Shire Ltd., ADR	19,289,039
510,100		UnitedHealth Group, Inc.	14,451,133
519,600		Wyeth	22,327,212
		TOTAL	258,443,119
		Industrials--6.0%
756,000	[1]	Delta Air Lines, Inc.	5,216,400
998,100		General Electric Co.	12,106,953
1,704,800	[1]	Jet Blue Airways Corp.	9,598,024
319,775		Lockheed Martin Corp.	26,234,341
568,700		Norfolk Southern Corp.	21,815,332
		TOTAL	74,971,050
		Information Technology--15.4%
546,700	[1]	Adobe Systems, Inc.	10,556,777
161,170	[1]	Apple, Inc.	14,526,252
660,600		Applied Materials, Inc.	6,189,822
400,900	[1]	Broadcom Corp.	6,354,265
1,070,133	[1]	Cisco Systems, Inc.	16,019,891
2,798,300	[1]	EMC Corp.	30,893,232
355,900		Hewlett-Packard Co.	12,367,525
339,050		IBM Corp.	31,073,933
314,700		KLA-Tencor Corp.	6,306,588
947,652		Microsoft Corp.	16,204,849
885,700		Nokia Oyj, Class A, ADR	10,867,539
675,800	[1]	Oracle Corp.	11,373,714
597,400		Qualcomm, Inc.	20,640,170
		TOTAL	193,374,557
		Materials--5.1%
973,600		Barrick Gold Corp.	36,500,264
359,300		Monsanto Co.	27,328,358
		TOTAL	63,828,622
		Utilities--2.2%
362,900		Progress Energy, Inc.	14,051,488
386,700		Southern Co.	12,935,115
		TOTAL	26,986,603
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,224,918,960)	1,184,918,616
		PREFERRED STOCK--1.0%
		Materials--1.0%
282,200		Freeport-McMoRan Copper & Gold, Inc., Conv. Pfd., $6.75 Annual Dividend (IDENTIFIED COST $11,416,401)	13,150,520
		MUTUAL FUND--10.6%
133,040,734	[2,3]	Prime Value Obligations Fund, Institutional Shares, 1.75% (AT NET ASSET VALUE)	133,040,734
		TOTAL INVESTMENTS --- 106.1% (IDENTIFIED COST $1,369,376,095)[4]	1,331,109,870
		OTHER ASSETS AND LIABILITIES --- NET --- (6.1)%[5]	(76,849,367)
		TOTAL NET ASSETS --- 100%	$1,254,260,503

1	Non-income producing security.
2	Affiliated company.
3	7-Day net yield.
4
At January 31, 2009, the cost of investments for federal tax purposes was $1,369,376,095.  The net unrealized depreciation of investments for federal tax purposes was $38,266,225.  This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $65,035,928 and net unrealized depreciation from investments for those securities having an excess of cost over value of $103,302,153.

5	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2009.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

•	Shares of other mutual funds are valued based upon their reported NAVs.

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).

•	Fixed-income securities acquired with maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices and Investments in Mutual Funds	$ 1,306,210,767
Level 2 – Other Significant Observable Inputs	24,899,103
Level 3 – Significant Unobservable Inputs	---
Total	$ 1,331,109,870

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

Federated Kaufmann Fund

Portfolio of Investments

January 31, 2009 (unaudited)

Shares, Unit Held or Principal Amount	Value in U.S. Dollars

		COMMON STOCKS--82.9%
		Consumer Discretionary--2.4%
1,348,800	[1]	ATA, Inc., ADR	$4,424,064
403,100	[1,2,3]	B2W Companhia Global Do Varejo, GDR	8,634,402
3,351,300		Belle International Holdings	1,332,375
3,009,050		Bharat Forge Ltd.	5,153,480
300,000	[1,4]	Central European Media Enterprises Ltd., Class A	2,958,000
2,954,800	[1]	Cia Hering	8,915,345
1,226,456	[1]	Dolan Media Co.	6,377,571
391,627	[1]	Educomp Solutions Ltd.	14,105,732
506,338	[1,4]	Focus Media Holding Ltd., ADR	3,736,774
1,000,000	[1,2,3]	Hydrogen Corp.	19,000
12,156,700	[1,5]	Le Lis Blanc Deux Com e Confeccoes de Roupas SA	17,973,052
2,354,191	[5]	National CineMedia, Inc.	23,730,245
100,000	[1]	New Oriental Education & Technology Group, Inc., ADR	4,784,000
2,115,500	[1]	New World Department Store China	820,408
375,000	[1]	O'Reilly Automotive, Inc.	10,901,250
1,500,000	[4]	Orient-Express Hotel Ltd.	9,480,000
3,754,900		Parkson Retail Group Ltd.	3,335,756
43,825,000	[1]	Rexcapital Financial Holdings Ltd.	1,478,438
1,040,200	[1]	SEB - Sistema Educacional Brasileiro SA	3,586,897
300,000	[4]	TJX Cos., Inc.	5,826,000
		TOTAL	137,572,789
		Consumer Staples--2.9%
400,000	[4]	Costco Wholesale Corp.	18,012,000
1,148,250	[1,4]	Heckmann Corp.	5,947,935
5,935,200	[1]	Hypermarcas SA	28,601,524
2,600,000		Philip Morris International, Inc.	96,590,000
250,000	[4]	Wal-Mart Stores, Inc.	11,780,000
		TOTAL	160,931,459
		Energy--5.0%
4,943,000	[1]	Atlas Acquisition Holdings Corp.	46,958,500
8,947,043	[1,5]	Dresser-Rand Group, Inc.	174,288,398
400,000	[1]	IHS, Inc., Class A	17,520,000
72,047	[1]	Southwestern Energy Co.	2,280,288
2,000,000		Spectra Energy Corp.	29,020,000
616,590	[4]	Walter Industries, Inc.	11,369,920
		TOTAL	281,437,106
		Financials--15.1%
801,050		Ace Ltd.	34,973,843
132,600	[1,4]	Alleghany Corp.	36,124,218
1,000,000		Annaly Capital Management, Inc.	15,140,000
820,246		Axis Capital Holdings Ltd.	19,899,168
2,220,026	[1]	BM&F Bovespa SA	6,401,713
4,787,800	[4]	Bank of America Corp.	31,503,724
725	[1]	Berkshire Hathaway, Inc., Class A	64,888,950
200,000	[4]	Blackrock, Inc.	21,760,000
4,885,000	[1]	Brasil Brokers Participacoes	3,368,966
3,195,100	[4]	Brookfield Asset Management, Inc., Class A	50,418,678
10,575,023	[1,4]	CB Richard Ellis Services, Inc.	38,070,083
14,636,000	[5]	Chimera Investment Corp.	48,298,800
1	[1,2,6]	FA Private Equity Fund IV LP	856,284
500,000		Goldman Sachs Group, Inc.	40,365,000
429,500	[4]	Greenhill & Co., Inc.	27,926,090
1,347,650		Housing Development Finance Corp. Ltd.	41,979,167
1	[2,6]	Incuvest LLC	0
1	[1,2,6]	Infrastructure Fund	23,018
4,687,425	[4]	J.P. Morgan Chase & Co.	119,576,212
3,300,000	[4]	Loews Corp.	80,520,000
1,852,200	[1,5]	MBF Healthcare Acquisition Corp.	14,891,688
1	[1,2,6]	Peachtree Leadscope LLC, Class C	3,250,000
1	[2,6]	Peachtree Leadscope LLC, Class A and B	0
2,504,100		Power Finance Corp.	7,066,024
1	[2,6]	Rocket Ventures II	68,098
2,209,767		Rural Electrification Corp. Ltd.	3,576,857
6,451,404	[4]	Wells Fargo & Co.	121,931,536
656,505		Willis Group Holdings Ltd.	16,255,064
		TOTAL	849,133,181
		Health Care--26.8%
650,000		Abbott Laboratories	36,036,000
500,000	[1,4]	Abiomed, Inc.	6,745,000
9,924,647	[1,5]	Alkermes, Inc.	113,835,701
1,247,072	[4]	Allergan, Inc.	47,538,385
250,000	[1,4]	Amylin Pharmaceuticals, Inc.	2,890,000
1,000,000	[1]	Anadys Pharmaceuticals, Inc.	5,210,000
1	[2,6]	Apollo Investment Fund V	5,968,775
8,000,000	[1,4,5]	Arena Pharmaceuticals, Inc.	33,120,000
1,000,000	[1,4]	Athenahealth, Inc.	36,080,000
3,000,000	[1,4,5]	Auxilium Pharmaceutical, Inc.	91,680,000
3,000,000	[1,4]	BioMarin Pharmaceutical, Inc.	57,780,000
1,973,389	[1,5]	CardioNet, Inc.	44,756,463
460,575	[1]	Chindex International, Inc.	2,777,267
714,286	[2,5]	Conceptus, Inc.	10,257,147
3,634,700	[1,4,5]	Conceptus, Inc.	52,194,292
600,000	[1,2,3,5]	Conceptus, Inc.	8,616,000
625,000	[2]	Conceptus, Inc.	8,975,000
500,000	[1,2,6]	Cortek, Inc.	0
3,453,771	[1,4,5]	Cubist Pharmaceuticals, Inc.	73,945,237
958,891	[1]	Cypress Biosciences, Inc.	8,150,573
200,000	[1]	DaVita, Inc.	9,400,000
1	[2,6]	Denovo Ventures I LP	3,812,534
4,916,800	[1,5]	Dexcom, Inc.	15,881,264
126,065	[1]	Dexcom, Inc. Restricted	407,190
2,509,100		Dishman Pharmaceuticals & Chemicals Ltd.	5,767,584
1,000,000	[1]	Durect Corp.	2,830,000
6,500,000	[1,5]	Dyax Corp.	21,840,000
1,250,000	[1,2]	Endologix, Inc.	1,987,500
4,046,250	[1,2,4,5]	Endologix, Inc.	6,433,538
4,155,556	[1]	Endologix, Inc.	6,607,334
5,081,706	[1,5]	Epigenomics AG	11,300,001
523,900		Hikma Pharmaceuticals PLC	2,712,118
4,000,000	[1,4]	Illumina, Inc.	109,440,000
2,545,895	[1,4,5]	Insulet Corp.	20,214,406
6,880,757	[1,4,5]	Isis Pharmaceuticals, Inc.	97,225,096
167,619	[1]	La Jolla Pharmaceutical Co.	373,790
1	[2,6]	Latin Healthcare Fund	1,332,975
1,446,550	[1,4]	Masimo Corp.	40,170,694
1,890,600	[4]	Merck & Co., Inc.	53,976,630
2,420,000	[1,4,5]	Momenta Pharmaceuticals, Inc.	26,208,600
3,866,434	[1,4,5]	Monogram Biosciences, Inc.	10,632,692
1,000,000	[1,4]	Mylan Laboratories, Inc.	11,330,000
1,000,000	[1]	Nektar Therapeutics	4,110,000
3,900,000	[1,5]	Neurocrine Biosciences, Inc.	12,948,000
3,600,000	[1,5]	OSI Pharmaceuticals, Inc.	128,160,000
1,000,000	[1,4]	Orexigen Therapeutics, Inc.	4,010,000
4,573,251	[1,5]	Orthovita, Inc.	13,216,695
1	[2,6]	Peachtree Velquest	0
2,176,800		Piramal Healthcare Ltd.	9,424,862
22,132	[1]	Piramal Life Sciences Ltd.	14,659
3,750,000	[1,5]	Progenics Pharmaceuticals, Inc.	27,337,500
1,707,989	[1,4]	Protalix Biotherapeutics, Inc.	4,013,774
379,300	[1,4]	Regeneron Pharmaceuticals, Inc.	6,630,164
1,000,000	[1]	Repligen Corp.	4,090,000
500,000	[1]	ResMed, Inc.	19,950,000
250,000		Schering Plough Corp.	4,390,000
2,596,500	[1]	Seattle Genetics, Inc.	26,198,685
148,200	[1,4]	Sequenom, Inc.	3,284,112
274	[1,6]	Soteira, Inc.	343
1,696,945	[1]	Vical, Inc.	3,275,104
8,800,000	[1,4]	Warner Chilcott Ltd., Class A	121,000,000
1,748,216	[1]	WuXi PharmaTech Cayman, Inc., ADR	9,475,331
		TOTAL	1,507,969,015
		Industrials--12.9%
4,000,000	[1]	AMR Corp.	23,760,000
300,000	[1]	Aecom Technology Corp.	7,593,000
1,756,150		Asea Brown Boveri Ltd.	17,241,798
1,150,500		Bharat Heavy Electricals Ltd.	30,679,367
1,489,940		CLARCOR, Inc.	45,204,780
4,353,800		China Metal International Ho	446,370
500,000	[1,4]	CoStar Group, Inc.	14,810,000
800,000	[1,4]	Copart, Inc.	19,272,000
2,547,773		Crompton Greaves Ltd.	6,652,103
425,408		Cummins, Inc.	10,201,284
2,343,429	[1]	Delta Air Lines, Inc.	16,169,660
500,000	[4]	Expeditors International Washington, Inc.	13,905,000
875,000	[1,4]	First Solar, Inc.	124,950,000
1,400,000	[1,4]	GT Solar International, Inc.	5,082,000
6,174,721	[4]	General Electric Co.	74,899,366
600,000	[1,4]	Iron Mountain, Inc.	12,276,000
10,000,000	[1,4]	Jet Blue Airways Corp.	56,300,000
1,078,100	[1,4]	Kansas City Southern Industries, Inc.	19,578,296
400,000		Kuehne & Nagel International AG	22,081,882
329,700	[4]	Landstar System, Inc.	11,826,339
3,408,864		Max India Ltd.	7,943,822
750,000		Precision Castparts Corp.	48,712,500
800,000	[1]	Quanta Services, Inc.	17,104,000
750,000		Rockwell Collins	28,260,000
3,000,000	[1,4]	Ryanair Holdings PLC, ADR	72,060,000
464,470	[1]	TransDigm Group, Inc.	15,829,138
		TOTAL	722,838,705
		Information Technology--6.0%
1,000,000	[1]	Access Integrated Technology, Inc., Class A	665,000
500,000	[1]	Amdocs Ltd.	8,460,000
1,125,000	[1,4]	Blackboard, Inc.	28,586,250
1,000,000	[1]	Ceragon Networks Ltd.	5,640,000
3,000,000	[1]	Comverse Technology, Inc.	18,960,000
400,000	[1]	DST Systems, Inc.	12,708,000
1,059,322	[2,6]	Expand Networks Ltd.	0
600,000		Lender Processing Services	15,552,000
1,222,647	[1,4]	MEMC Electronic Materials, Inc.	16,627,999
1,000,000	[1,4]	MSCI, Inc., Class A	17,360,000
487,500	[4]	Mastercard, Inc.	66,192,750
1,000,000	[1]	Microsemi Corp.	8,400,000
2,200,000	[1]	NIC, Inc.	11,748,000
3,400,000	[1,4]	ON Semiconductor Corp.	14,178,000
222,642	[1]	Online Resources Corp.	703,549
500,000	[1,4]	Oracle Corp.	8,415,000
500,000	[1]	Parametric Technology Corp.	4,500,000
1	[2,6]	Peachtree Open Networks	0
1,070,000	[1,5]	RADWARE Ltd.	5,938,500
857,200	[1]	Redecard SA	9,698,922
417,200	[1,2,3]	Redecard SA, GDR	9,441,236
1	[2,6]	Sensable Technologies, Inc. (Bridge Loan)	100,280
3,751,199	[2,6]	Sensable Technologies, Inc.	0
2,000,000	[1]	Solera Holdings, Inc.	48,180,000
1,523,200	[1,5]	TNS, Inc.	12,596,864
2,943,800	[1]	Telecity Group PLC	7,243,060
446,600	[1]	ValueClick, Inc.	2,791,250
		TOTAL	334,686,660
		Materials--5.9%
639,200	[1]	Century Aluminum Co.	2,269,160
762,000	[4]	Ecolab, Inc.	25,877,520
30,991,300	[1]	Huabao International Holdings Ltd.	19,836,270
700,000	[1,4]	Intrepid Potash, Inc.	14,266,000
34,665,700	[1]	Lee & Man Paper Manufacturing Ltd.	16,016,937
500,000		Monsanto Co.	38,030,000
1,000,000	[1,4]	Mosaic Co./The	35,670,000
1,240,000		Newmont Mining Corp.	49,327,200
39,294,300		Nine Dragons Paper Holdings Ltd.	10,841,837
1,269,307		Potash Corp. of Saskatchewan, Inc.	95,020,322
1,000,000	[4]	Sociedad Quimica Y Minera de Chile, ADR	27,100,000
		TOTAL	334,255,246
		Telecommunication Services--1.8%
3,177,550	[1]	Bharti Airtel Ltd.	40,637,135
1,450,000		NTELOS Holdings Corp.	31,378,000
3,400,000	[1,4]	TW Telecom, Inc.	26,010,000
222,010		Tulip Telecom Ltd.	1,759,511
		TOTAL	99,784,646
		Utilities--4.1%
2,470,638		American Water Works Co., Inc.	52,328,113
146,559	[1]	BF Utilities Ltd.	1,286,142
3,340,700	[1]	China Resources Power Holdings Co. Ltd.	6,134,347
1,763,800	[4]	Dominion Resources, Inc.	62,050,484
1,643,610	[1,2,3]	EDP Renovaveis SA	12,217,991
1,234,500		ITC Holdings Corp.	51,824,310
1,350,000	[4]	Northeast Utilities Co.	32,130,000
740,750		Xcel Energy, Inc.	13,674,245
		TOTAL	231,645,632
		TOTAL COMMON STOCKS (IDENTIFIED COST $5,537,534,443)	4,660,254,439
		WARRANTS--0.0%
		Consumer Discretionary--0.0%
200,000	[1,6]	Hydrogen Corp., 8/22/2013	0
870,000	[1,6]	Hydrogen Corp., 10/23/2013	0
250,000	[1,6]	Hydrogen Corp., 5/5/2011	0
		TOTAL	0
		Health Care--0.0%
1,500,000	[1]	Advancis Pharmaceutical Corp., 4/12/2012	543,615
434,259	[1,6]	Ardais Corp.,	0
434,259	[1,2,6]	Ardais Corp., 4/14/2009	0
157,125	[1]	Avalon Pharmaceuticals, Inc., 5/24/2012	1,192
242,091	[1]	Cyclacel Pharmaceuticals, Inc., 2/17/2014	5,341
857,143	[1]	Cyclacel Pharmaceuticals, Inc., 4/28/2013	100,558
1,042,038	[1]	Favrille, Inc., 11/7/2012	9
461,121	[1]	Favrille, Inc., 3/7/2011	28
416,580	[1]	Metabasis Therapeutics, Inc., 4/15/2013	73,569
222,650	[1]	Pharmacopeia, Inc., 4/19/2011	29,127
1	[1,6]	Sanarus Medical, Inc., 11/15/2013	0
4,211,677	[1]	Vasogen, Inc., 11/8/2011	7,042
		TOTAL	760,481
		TOTAL WARRANTS (IDENTIFIED COST $562,802)	760,481
		PURCHASED PUT OPTIONS--0.3%
304,000,000	[1]	Bank of New York. EURO PUT/USD CALL, Strike Price $1.22, Expiration Date 7/9/2009	9,028,800
285,400,000	[1]	State Street Corp. EUR PUT/USD CALL, Strike Price $1.19, Expiration Date 7/9/2009	6,430,062
		TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $13,988,325)	15,458,862
		PREFERRED STOCKS--1.3%
		Financials--0.8%
173,200	[5]	Alleghany Corp., Conv. Pfd. $15.21 Annual Dividend	42,109,250
		Health Care--0.5%
1,694,915	[2,6]	Ardais Corp., Conv. Pfd.	0
790,960	[2,6]	Ardais Corp., Conv. Pfd., Series C	0
446,816	[2,6]	Cortek, Inc., Conv. Pfd., Series D2	0
1,515,152	[2,6]	Cortex, Inc., Pfd., Series D	0
42,000		Mylan Laboratories, Inc., Conv. Pfd.	28,155,540
1,058,043	[2,6]	Sanarus Medical, Inc., Pfd., Series A	0
1,448,436	[2,6]	Sanarus Medical, Inc., Pfd., Series B	0
4,456,271	[2,6]	Sanarus Medical, Inc., Pfd., Series C	0
3,555,987	[6]	Sanarus Medical, Inc., Pfd., Series D	0
1,408,979	[6]	Sanarus Medical, Inc., Pfd., Series E	0
958,744	[6]	Soteira, Inc., Pfd.	1,198,430
		TOTAL	29,353,970
		Information Technology--0.0%
679,348	[2,6]	Multiplex, Inc., Pfd., Series C	0
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $122,285,187)	71,463,220
		CORPORATE BONDS—4.0%
		Consumer Discretionary--0.7%
$690,000		Best Buy Co., Inc., Conv. Bond, 2.25%, 1/15/2022	626,175
13,000,000		Central European Media Enterprises Ltd., Conv. Bond, 3.50%, 3/15/2013	5,521,087
1,970,832		GameStop Corp., Company Guarantee, 8.00%, 10/1/2012	1,960,978
722,050	[6]	Hydrogen Corp., 12.00%, 2/15/2009	144,410
11,921,000		Lamar Advertising Co., Conv. Bond, Series B, 2.875%, 12/31/2010	9,922,957
10,000,000		MGM Mirage, Sr. Note, 6.00%, 10/1/2009	9,625,000
5,000,000		Penn National Gaming, Inc., Company Guarantee, 6.875%, 12/1/2011	4,750,000
4,927,000		TJX Cos., Inc., Conv. Sub., 2/13/2021	3,824,337
1,970,000	[4]	United Auto Group, Inc., Conv. Bond, 3.50%, 4/1/2026	1,279,515
		TOTAL	37,654,459
		Energy--0.2%
5,000,000		Transocean Ltd., Conv. Bond, Series A, 1.625%, 12/15/2037	4,485,340
5,000,000		Transocean Ltd., Conv. Bond, Series B, 1.50%, 12/15/2037	4,172,330
		TOTAL	8,657,670
		Financials--0.2%
5,000,000	[4]	Boston Properties LP, Conv. Bond, 2.875%, 2/15/2037	3,956,610
6,300,000	[4]	Washington Reit, 3.875%, 9/15/2026	5,249,935
2,982,000		Washington Reit, Series 1, 3.875%, 9/15/2026	2,484,969
		TOTAL	11,691,514
		Health Care--0.9%
6,837,000		CONMED Corp., Conv. Sr. Sub. Note, 2.50%, 11/15/2024	5,343,820
2,144,000		Charles River Laboratories International, Inc., 2.25%, 6/15/2013	1,699,277
29,646,000	[2,3]	Insulet Corp., Sr. Conv. Note, 5.375%, 6/15/2013	16,238,004
19,800,000	[2,3]	Isis Pharmaceuticals, Inc., Conv. Bond, 2.625%, 2/15/2027	21,357,072
5,908,900		Nektar Therapeutics, Conv. Bond, 3.25%, 9/28/2012	3,753,381
609,591	[6]	Sanarus Medical, Inc., 7.00%, 5/15/2050	0
4,289,000		Wright Medical Group, Inc., 2.625%, 12/1/2014	3,552,793
		TOTAL	51,944,347
		Industrials--0.7%
10,290,000		Griffon Corp., 4.00%, 7/18/2023	9,000,663
10,000,000		Iron Mountain, Inc., Company Guarantee, 8.625%, 4/1/2013	10,012,500
13,064,000		Quanta Services, Inc., 3.75%, 4/30/2026	13,917,471
5,000,000		School Specialty, Inc., Conv. Bond, 3.75%, 11/30/2026	3,480,375
		TOTAL	36,411,009
		Information Technology--1.1%
24,802,000	[2,3]	BearingPoint, Inc., Conv. Bond, 5.00%, 4/15/2025	11,898,536
5,000,000		Comverse Technology, Inc., Conv. Bond, 5/15/2023	4,887,050
4,917,000		DST Systems, Inc., Conv. Bond, 4.125%, 8/15/2023	4,594,937
2,145,000	[4]	Diodes, Inc., 2.25%, 10/1/2026	1,490,202
983,000		FEI Co., 2.875%, 6/1/2013	798,815
5,855,000		Flextronics International Ltd., 1.00%, 8/1/2010	5,144,226
3,752,000		GSI Commerce, Inc., Conv. Bond, 3.00%, 6/1/2025	2,675,476
1,968,000		Lawson Software Inc., 2.50%, 4/15/2012	1,549,127
4,923,750		Maxtor Corp., Conv. Bond, 6.80%, 4/30/2010	4,572,317
11,770,000	[2,3]	Netapp, Inc., Conv. Bond, 1.75%, 6/13/2013	9,256,599
7,620,000		Safeguard Scientifics, Inc., 2.625%, 3/15/2024	5,369,555
985,000	[4]	Sandisk Corp., Conv. Bond, 1.00%, 5/15/2013	531,834
3,212,000		SPM Group, Inc., 2.50%, 3/15/2012	2,703,300
5,000,000		Symantec Corp., Conv. Bond, 0.75%, 6/15/2011	5,000,050
5,000,000	[4]	Tech Data Corp., Conv. Bond, 2.75%, 12/15/2026	3,946,665
		TOTAL	64,418,689
		Materials--0.1%
6,725,000		Buckeye Technologies, Inc., Sr. Sub. Note, 8.00%, 10/15/2010	6,540,063
2,704,000	[2,3]	Shengdatech, Inc., Conv. Bond, 6.00%, 6/1/2018	1,361,464
		TOTAL	7,901,527
		Utilities--0.1%
2,955,000		Aquila, Inc., Sr. Unsecd. Note, 7.95%, 2/1/2011	2,984,550
1,566,000		Exelon Corp., 6.75%, 5/1/2011	1,555,195
		TOTAL	4,539,745
		TOTAL CORPORATE BONDS (IDENTIFIED COST $240,577,056)	223,218,960
		CORPORATE NOTES--0.4%
		Health Care--0.0%
2	[6]	Ardais Corp	13,954
2,087,000	[2,3]	Bellus Health, Inc., Conv. Bond, 6.00%, 11/15/2026	417,400
		TOTAL	431,354
		Information Technology--0.3%
17,139,000		Blackboard, Inc., Conv. Bond, 3.25%, 7/1/2027	14,602,428
		Materials--0.1%
7,055,000		Newmont Mining Corp., Conv. Note, 3.00%, 2/15/2012	7,942,448
		TOTAL CORPORATE NOTES (IDENTIFIED COST $22,822,403)	22,976,230
		MUTUAL FUND--31.1%
1,748,959,406	[5,7,8]	Prime Value Obligations Fund, Institutional Shares, 1.75% (AT NET ASSET VALUE)	1,748,959,406
		TOTAL INVESTMENTS—120.0% (IDENTIFIED COST $7,686,729,622)[9]	6,743,091,598
		OTHER ASSETS AND LIABILITIES--NET—(20.0)%[10]	(1,122,547,314)
		TOTAL NET ASSETS--100%	$5,620,544,284

At January 31, 2009, the Fund had an outstanding foreign exchange contract as follows:
Settlement Date	Foreign Currency Units to Receive	In Exchange For		Contracts at Value		Unrealized Depreciation
Contract Purchased:
2/10/2009	4,373,250 Canadian Dollar	$3,587,866		$3,566,361		$(21,505)

At January 31, 2009, the Fund had the following outstanding written option contracts:
Security	Expiration Date		Exercise Price	Contracts	Value
Bank of New York. EURO CALL/USD CALL	July 2009		$1.47	304,000,000	$3,283,200
State Street Corp. EURO CALL/USD PUT	July 2009		$1.41	285,400,000	5,062,996
(PREMIUMS RECEIVED $13,988,325)					$8,346,196

Net unrealized appreciation on Foreign Exchange Contracts and Value of Written Options is included in “Other Assets and Liabilities – Net.”
1	Non-income producing security.
2
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2009, these restricted securities amounted to $142,522,853, which represented 2.5% of total net assets.

3
Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2009, these liquid restricted securities amounted to $99,457,704, which represented 1.8% of total net assets.

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held at January 31, 2009, is as follows:
Security		Acquisition Date	Acquisition Cost		Market Value
Apollo Investment Fund V		5/18/2001	$580,812		$5,968,775
Ardais Corp., Conv. Pfd.		3/2/2001 – 3/8/2001	9,999,999		---
Ardais Corp., Conv. Pfd., Series C		12/18/2002	4,666,664		---
Ardais Corp., Warrants 4/14/2009		4/15/2004	---		---
Conceptus, Inc.		4/10/2001	5,000,000		10,257,147
Conceptus, Inc.		8/11/2005	4,500,000		8,975,000
Cortek, Inc.		2/29/2000	---		---
Cortek, Inc., Conv. Pfd., Series D2		3/31/2003	---		---
Cortex, Inc., Pfd., Series D		6/18/2001	---		---
Denovo Ventures I LP		3/9/2000	3,332,145		3,812,534
Endologix, Inc.		7/7/2005	5,000,000		1,987,500
Endologix, Inc.		12/8/2003 – 4/25/2007	18,017,354		6,433,538
Expand Networks Ltd.		9/22/2000	2,500,000		---
FA Private Equity Fund IV LP		3/4/2002	670,660		856,284
Incuvest LLC		1/6/2000	5,000,000		---
Infrastructure Fund		8/11/2000	410,088		23,018
Latin Healthcare Fund		11/28/2000	---		1,332,975
Multiplex, Inc., Pfd., Series C		2/22/2001	5,000,001		---
Peachtree Leadscope LLC		4/30/2002	3,000,000		3,250,000
Peachtree Leadscope LLC		6/30/2000	712,054		---
Peachtree Open Networks		10/5/2000	892,599		---
Peachtree Velquest		9/14/2000	494,382		---
Rocket Ventures II		7/20/1999	10,015,342		68,098
Sanarus Medical, Inc., Pfd., Series A		11/16/1999 – 11/12/2004	1,561,804		---
Sanarus Medical, Inc., Pfd., Series B		7/16/2001	2,495,648		---
Sanarus Medical, Inc., Pfd., Series C		10/23/2003	3,004,288		---
Sensable Technologies, Inc.		12/16/2003	401,118		100,280
Sensable Technologies, Inc.		10/15/2004	---		---

4	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
As of January 31, 2009, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned			Market Value of Collateral
$1,064,099,028			$1,125,529,155

5	Affiliated company. At January 31, 2009, these securities amounted to $2,908,588,835 which represents 51.7% of total net assets.
Affiliates	Balance of Shares Held 10/31/2008	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 1/31/2009	Value	Dividend Income
Alkermes, Inc	5,000,000	4,924,647	---	9,924,647	$113,835,701	$---
Alleghany Corp., Conv. Pfd.	173,200	---	---	173,200	42,109,250	658,784
Arena Pharmaceuticals, Inc.	8,000,000	---	---	8,000,000	33,120,000	---
Auxilium Pharmaceutical, Inc.	3,000,000	---	---	3,000,000	91,680,000	---
Cardionet, Inc	1,499,989	473,400	---	1,973,389	44,756,463	---
Chimera Investment Corp.	14,636,000	---	---	14,636,000	48,298,800	585,440
Conceptus, Inc.	600,000	---	---	600,000	8,616,000	---
Conceptus, Inc.	3,634,700	---	---	3,634,700	52,194,292	---
Conceptus, Inc.	714,286	---	---	714,286	10,257,147	---
Cubist Pharmaceuticals, Inc.	2,955,039	498,732	---	3,453,771	73,945,237	---
Dexcom, Inc.	---	4,916,800	---	4,916,800	15,881,264	---
Dresser-Rand Group, Inc.	8,246,600	700,443	---	8,947,043	174,288,398	---
Dyax Corp.	6,500,000	---	---	6,500,000	21,840,000	---
Endologix, Inc.	4,046,250	---	---	4,046,250	6,433,538	---
Epigenomics AG	5,081,706	---	---	5,081,706	11,300,001	---
Insulet Corp.	2,545,895	---	---	2,545,895	20,214,406	---
Isis Pharmaceuticals, Inc.	6,880,757	---	---	6,880,757	97,225,096	---
Le Lis Blanc Deux Com e Confeccoes de Roupas SA	12,156,700	---	---	12,156,700	17,973,052	---
MBF Healthcare Acquisition Corp.	1,852,200	---	---	1,852,200	14,891,688	---
Momenta Pharmaceuticals, Inc.	2,175,000	245,000	---	2,420,000	26,208,600	---
Monogram Biosciences, Inc.	---	3,866,434	---	3,866,434	10,632,692	---
National CineMedia, Inc.	1,900,000	454,191	---	2,354,191	23,730,245	307,766
Neurocrine Biosciences, Inc.	3,900,000	---	---	3,900,000	12,948,000	---
Orthovita, Inc.	776,280	3,796,971	---	4,573,251	13,216,695	---
OSI Pharmaceuticals, Inc.	3,500,000	100,000	---	3,600,000	128,160,000	---
Prime Value Obligations Fund, Institutional Shares	1,229,775,082	4,172,990,462	3,653,806,138	1,748,959,406	1,748,959,406	2,370,225
Progenics Pharmaceuticals, Inc.	3,000,000	750,000	---	3,750,000	27,337,500	---
RADWARE Ltd.	1,070,000	---	---	1,070,000	5,938,500	---
TNS, Inc.	1,523,200	---	---	1,523,200	12,596,864	---
TOTAL OF AFFILIATED COMPANIES	1,335,142,884	4,193,717,080	3,653,806,138	1,875,053,826	$2,908,588,835	$3,922,215
6	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
7	7-Day net yield.
8	All or a portion of this security is held as collateral for securities lending.
9
At January 31, 2009, the cost of investments for federal tax purposes was $7,688,371,976. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates, outstanding foreign exchange contracts and written option contracts was $945,280,378. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $656,963,514 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,602,243,892.

10
Assets, other than investments in securities, less liabilities. A significant portion of this balance represents loans to unaffiliated qualified brokers for securities lending.  The Fund received cash from the broker as collateral for the loaned securities and reinvests the collateral in certain short-term securities such as repurchase agreements or Money Market mutual funds.

Note:	The categories of investments are shown as a percentage of total net assets at January 31, 2009.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price on their principal exchange or market.

•	Shares of other mutual funds are valued based upon their reported NAVs.

•	Fixed-income securities acquired with maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation).  Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices and Investments in Mutual Funds	$ 6,154,980,294	$ (21,505)
Level 2 – Other Significant Observable Inputs	571,342,203	8,346,196
Level 3 – Significant Unobservable Inputs	16,769,101	---
Total	$ 6,743,091,598	$8,324,691

*Other financial instruments include foreign exchange contract and written option contracts.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of November 1, 2008	$25,286,075
Change in unrealized depreciation	(8,973,039)
Net purchases	1,178,115
Net sales	(722,050)
Balance as of January 31, 2009	$16,769,101

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
GDR	--Global Depository Receipt
REIT	--Real Estate Investment Trust

Federated Kaufmann Large Cap Fund

Portfolio of Investments

January 31, 2009 (unaudited)

Shares or Units Held			Value
		COMMON STOCKS--79.7%
		Consumer Discretionary--6.0%
48,323		Best Buy Co., Inc.	$1,354,010
106,400		Lennar Corp., Class A	818,216
57,354		TJX Cos., Inc.	1,113,815
		TOTAL	3,286,041
		Consumer Staples--3.8%
43,667		Wal-Mart Stores, Inc.	2,057,589
		Financials--12.4%
66,562		American Express Co.	1,113,582
110,000		Annaly Capital Management, Inc.	1,665,400
42,280		ICICI Bank Ltd., ADR	696,775
40,600		J.P. Morgan Chase & Co.	1,035,706
118,800		Wells Fargo & Co.	2,245,320
		TOTAL	6,756,783
		Health Care--16.4%
40,436		Abbott Laboratories	2,241,772
34,810	[1]	Genentech, Inc.	2,827,964
39,620		Merck & Co., Inc.	1,131,151
154,120		Schering Plough Corp.	2,706,347
		TOTAL	8,907,234
		Industrials--18.5%
52,057		Cummins, Inc.	1,248,327
150,000	[1]	Delta Air Lines, Inc.	1,035,000
19,900		FedEx Corp.	1,013,706
6,006	[1]	First Solar, Inc.	857,657
119,300		General Electric Co.	1,447,109
24,464		Precision Castparts Corp.	1,588,937
56,100	[1]	Ryanair Holdings PLC, ADR	1,347,522
211,350		Southwest Airlines Co.	1,485,791
		TOTAL	10,024,049
		Information Technology--16.2%
92,917	[1]	Cisco Systems, Inc.	1,390,968
95,512	[1]	MEMC Electronic Materials, Inc.	1,298,963
2,700		Nintendo Corp. Ltd.	830,606
34,300		Nintendo Corp. Ltd., ADR	1,248,520
111,911	[1]	Oracle Corp.	1,883,462
138,400	[1]	Symantec Corp.	2,121,672
		TOTAL	8,774,191
		Materials--2.4%
100,000		Cemex S.A. de C.V., ADR	779,000
15,100		Ecolab, Inc.	512,796
		TOTAL	1,291,796
		Telecommunication Services--2.5%
47,096	[1]	America Movil S.A.B. de C.V., Class L, ADR	1,342,707
		Utilities--1.5%
110,000	[1,2,3]	EDP Renovaveis SA	817,699
		TOTAL COMMON STOCKS (IDENTIFIED COST $59,051,554)	43,258,089
		CORPORATE NOTE--3.6%
		Materials--3.6%
1,718,000		Newmont Mining Corp., Conv. Note, 3.00%, 2/15/2012 (IDENTIFIED COST $1,718,000)	1,934,107
		EXCHANGE-TRADED FUND--10.3%
160,000		iShares Russell 1000 Growth Fund (IDENTIFIED COST $7,392,789)	5,616,000
		PURCHASED PUT OPTIONS--0.3%
3,000,000	[1]	Bank of New York EURO PUT/USD CALL, Strike Price $1.22, Expiration Date 7/9/2009	89,100
2,800,000	[1]	State Street Corp. EURO PUT/USD CALL, Strike Price $1.19, Expiration Date 7/9/2009	63,084
		TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $137,650)	152,184
		MUTUAL FUND--9.0%
4,872,903	[4,5]	Prime Value Obligations Fund, Institutional Shares, 1.75% (AT NET ASSET VALUE)	4,872,903
		TOTAL INVESTMENTS—102.9% (IDENTIFIED COST $73,172,896)[6]	55,833,283
		OTHER ASSETS AND LIABILITIES – NET– (2.9)%[7]	(1,583,918)
		TOTAL NET ASSETS—100%	$54,249,365

At January 31, 2009, the Fund had the following outstanding written call option contracts:

Security	Expiration Date	Exercise Price	Contracts	Value
[1] Bank of New York EUR CALL/USD PUT	July 2009	$1.462	3,000,000	$32,400
[1] State Street Corp. EUR CALL/USD PUT	July 2009	$1.411	2,800,000	$49,672
(Premiums Received $137,650)				$82,072
Value of Written Call Option Contracts is included in “Other Assets and Liabilities – Net”.

1	Non-income producing security.
2
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2009, this restricted security amounted to $817,699, which represented 1.5% of total net assets.

3
Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2009, this liquid restricted security amounted to $817,699, which represented 1.5% of total net assets.

4	Affiliated company.
5	7-Day net yield.
6
At January 31, 2009, the cost of investments for federal tax purposes was $73,172,896. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from written option contracts was $17,339,613. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $802,976 and net unrealized depreciation from investments for those securities having an excess of cost over value of $18,142,589.

7	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2009.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

•	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•	Shares of other mutual funds are valued based upon their reported NAVs.

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices and Investments in Mutual Funds	$53,746,992	$ ---
Level 2 – Other Significant Observable Inputs	2,086,291	82,072
Level 3 – Significant Unobservable Inputs	---	--
Total	$55,833,283	$ 82,072

*Other financial instruments include written call option contracts.

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

Federated Kaufmann Small Cap Fund

Portfolio of Investments

January 31, 2009 (unaudited)

Shares, Units Held or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS--96.0%
		Consumer Discretionary--14.5%
98,667	[1]	ATA, Inc., ADR	$323,628
512,500	[1]	Aicon SpA	192,694
52,300	[1,2,3]	B2W Companhia Global Do Varejo, GDR	1,120,266
414,600		Belle International Holdings	164,832
875,000	[1,4]	Central European Media Enterprises Ltd., Class A	8,627,500
742,300	[1]	ChinaCast Education Corp.	2,011,633
102,200	[1,4]	Chipotle Mexican Grill, Inc.	4,881,072
236,300	[1]	Coldwater Creek, Inc.	666,366
137,000	[4]	Ctrip.com International Ltd., ADR	2,875,630
820,200		D.R. Horton, Inc.	4,888,392
743,900	[1,4]	Dick's Sporting Goods, Inc.	8,190,339
300,000	[1,4]	Dolan Media Co.	1,560,000
468,600		Geox SpA	2,600,706
250,900	[1]	LJ International, Inc.	188,175
341,200		Lennar Corp., Class A	2,623,828
95,600	[1,4]	Life Time Fitness, Inc.	1,415,836
282,700	[1,4]	Lodgenet Entertainment	268,565
38,122	[1,4]	Lululemon Athletica, Inc.	259,230
739,020	[1]	Meritage Corp.	8,144,000
446,635		National CineMedia, Inc.	4,502,081
52,000	[1]	New Oriental Education & Technology Group, Inc., ADR	2,487,680
614,100	[1,4]	O'Reilly Automotive, Inc.	17,851,887
240,946	[1]	Orchard Enterprises, Inc.	481,892
871,600	[4]	Orient-Express Hotel Ltd.	5,508,512
5,240,900	[1,2,3]	Piaggio & C. SpA	7,204,612
61,200	[1]	Poltrona Frau SpA	57,863
109,000	[1]	SEB - Sistema Educacional Brasileiro SA	375,862
272,200	[1]	Texas Roadhouse, Inc.	2,076,886
187,000	[1,4]	Universal Travel Group	160,820
862,100	[1]	hhgregg, Inc.	6,983,010
		TOTAL	98,693,797
		Consumer Staples--2.3%
223,800	[1]	Bare Escentuals, Inc.	812,394
235,000	[1,4]	Heckmann Corp.	1,217,300
565,600	[1]	Hypermarcas SA	2,725,607
566,800		Lance, Inc.	10,672,844
		TOTAL	15,428,145
		Energy--0.8%
467,500	[1,4]	Grupo TMM SA de CV, ADR	444,125
109,440	[1]	IHS, Inc., Class A	4,793,472
		TOTAL	5,237,597
		Financials--6.3%
81,258	[1,4]	Affiliated Managers Group	3,265,759
17,635	[1]	Alleghany Corp.	4,804,303
760,000	[1]	Brasil Brokers Participacoes	524,138
40,500	[4]	Capital One Financial Corp.	641,520
1,780,300		Chimera Investment Corp.	5,874,990
89,600	[1]	China Housing & Land Development, Inc.	120,064
462,963	[1,2,3]	China Housing & Land Development, Inc.	620,370
133,700		Greenhill & Co., Inc.	8,693,174
94,300	[1]	Hambrecht Asia Acquisition Corp.	704,893
12,600		ICICI Bank Ltd., ADR	207,648
197,200	[1]	Media & Entertainment Holdings, Inc.	1,534,216
112,000	[1]	Penson Worldwide, Inc.	669,760
185,300	[1]	RHJ International	877,855
2,090,874		Rural Electrification Corp. Ltd.	3,384,410
345,900		Willis Group Holdings Ltd.	8,564,484
758,300	[1,4]	Xinyuan Real Estate Co. Ltd, ADR	2,570,637
		TOTAL	43,058,221
		Health Care--23.0%
312,000	[1,2,3]	Adaltis, Inc.	24,171
641,543	[1]	Adaltis, Inc.	49,702
425,100	[1]	Alkermes, Inc.	4,875,897
165,118		Allergan, Inc.	6,294,298
216,200	[1,4]	Alnylam Pharmaceuticals, Inc.	4,559,658
71,000	[1]	Amylin Pharmaceuticals, Inc.	820,760
571,200	[1,4]	Arena Pharmaceuticals, Inc.	2,364,768
116,743	[1,4]	Athenahealth, Inc.	4,212,088
467,200	[1,4]	Auxilium Pharmaceutical, Inc.	14,277,632
357,800	[1,4]	Bellus Health, Inc.	128,808
378,500	[1,4]	BioMarin Pharmaceutical, Inc.	7,289,910
175,100	[1]	CardioNet, Inc.	3,971,268
644,350	[1,4]	Catalyst Pharmaceutical Partners, Inc.	1,739,745
1,200	[1]	Conceptus, Inc.	17,232
330,195	[1]	Cubist Pharmaceuticals, Inc.	7,069,475
147,700		Dishman Pharmaceuticals & Chemicals Ltd.	339,513
130,500	[1]	Durect Corp.	369,315
724,600	[1]	Dyax Corp.	2,434,656
931,972	[1]	Dynavax Technologies Corp.	587,142
281,400	[1]	Endologix, Inc.	447,426
343,512	[1]	Epigenomics AG	763,855
60,750		Hikma Pharmaceuticals PLC	314,490
85,200	[1]	IPC The Hospitalist Co., Inc.	1,630,728
199,644	[1]	Illumina, Inc.	5,462,260
89,200	[1,4]	Insulet Corp.	708,248
474,820	[1,4]	Isis Pharmaceuticals, Inc.	6,709,207
169,078	[1]	La Jolla Pharmaceutical Co.	377,044
115,492	[1]	Masimo Corp.	3,207,213
231,500	[1,4]	Momenta Pharmaceuticals, Inc.	2,507,145
387,600	[1,4]	Mylan Laboratories, Inc.	4,391,508
247,700	[1]	Natus Medical, Inc.	1,917,198
521,500	[1]	Neurocrine Biosciences, Inc.	1,731,380
442,300	[1]	OSI Pharmaceuticals, Inc.	15,745,880
129,000	[1]	Orexigen Therapeutics, Inc.	517,290
280,981	[1]	Orthofix International NV	4,484,457
1,101,700	[1]	Penwest Pharmaceuticals Co.	1,950,009
409,200	[1]	Phase Forward, Inc.	5,524,200
247,100		Piramal Healthcare Ltd.	1,069,866
10,490	[1]	Piramal Life Sciences Ltd.	6,948
540,100	[1]	Progenics Pharmaceuticals, Inc.	3,937,329
279,500	[1]	Protalix Biotherapeutics, Inc.	656,825
148,700	[1,4]	Qiagen NV	2,547,347
145,200	[1]	Regeneron Pharmaceuticals, Inc.	2,538,096
104,100	[1]	Rigel Pharmaceuticals, Inc.	727,659
140,400	[1]	SXC Health Solutions Corp.	2,604,420
322,400	[1]	Seattle Genetics, Inc.	3,253,016
28,500	[1]	Solta Medical, Inc.	34,485
933,500	[1]	Spectrum Pharmaceuticals, Inc.	1,344,240
611,100	[1,4]	ThermoGenesis Corp.	470,547
235,700	[1,5]	Valera Pharmaceuticals, Inc.	0
235,700	[1,5]	Valera Pharmaceuticals, Inc.	0
519,600	[1]	Vical, Inc.	1,002,828
1,075,000	[1,4]	Warner Chilcott Ltd., Class A	14,781,250
165,300	[1]	WuXi PharmaTech Cayman, Inc., ADR	895,926
		TOTAL	155,686,358
		Industrials--25.2%
67,300	[1]	Aecom Technology Corp.	1,703,363
17,599,787	[1]	Aramex PJSC	4,408,752
454,350		CLARCOR, Inc.	13,784,979
139,800	[1]	CoStar Group, Inc.	4,140,876
914,500	[1]	Continental Airlines, Inc., Class B	12,318,315
115,600	[1]	Copart, Inc.	2,784,804
4,020,746	[1]	Delta Air Lines, Inc.	27,743,147
165,700		Ducommun, Inc.	3,138,358
280,700	[1]	Dynamex, Inc.	3,110,156
93,500	[1]	Dyncorp International, Inc., Class A	1,406,240
300,000		Expeditors International Washington, Inc.	8,343,000
1,527,300	[1,4]	Express-1 Expedited Solutions	1,512,027
126,070	[1,4]	First Solar, Inc.	18,002,796
661,200	[4]	Forward Air Corp.	13,395,912
325,000	[1]	GT Solar International, Inc.	1,179,750
320,100	[1,4]	GlobalOptions Group, Inc.	464,145
1,850,384	[1,4]	Innovative Solutions and Support, Inc.	5,754,694
101,300	[1]	Iron Mountain, Inc.	2,072,598
283,400	[1]	Kansas City Southern Industries, Inc.	5,146,544
79,400		Kuehne & Nagel International AG	4,383,253
329,300		Landstar System, Inc.	11,811,991
260,623		Max India Ltd.	607,341
79,426	[1]	Monster Worldwide, Inc.	731,513
480,900		Pacer International, Inc.	4,135,740
579,100	[1,4]	Quality Distribution, Inc.	1,349,303
193,600	[4]	Simpson Manufacturing Co., Inc.	3,885,552
500,620	[1]	Spire Corp.	2,458,044
68,600	[1]	TransDigm Group, Inc.	2,337,888
325,100	[4]	Trinity Industries, Inc.	3,741,901
333,031	[1,4]	UAL Corp.	3,143,813
194,688		Vicor Corp.	918,927
204,800	[1,4]	Yingli Green Energy Holding Co. Ltd., ADR	1,144,832
		TOTAL	171,060,554
		Information Technology--17.1%
807,193	[1]	Access Integrated Technology, Inc., Class A	536,783
129,000	[1]	Blackboard, Inc.	3,277,890
1,682,753	[1]	Bookham, Inc.	622,619
415,600	[1]	Ceragon Networks Ltd.	2,343,984
565,900	[1]	Commvault Systems, Inc.	7,509,493
438,000	[1]	Compellent Technologies, Inc.	5,299,800
1,025,300	[1]	Entropic Communications, Inc.	533,156
137,600	[4]	FactSet Research Systems	5,476,480
423,683	[1]	Fundtech Ltd.	2,601,414
951,600	[1]	Gilat Satellite Networks	2,988,024
176,700	[1]	Gmarket, Inc., ADR	2,546,247
1,823,500	[1]	Jupitermedia Corp.	929,985
726,400	[1]	Kenexa Corp.	4,932,256
36,400		Lender Processing Services	943,488
1,155,151	[1]	MEMC Electronic Materials, Inc.	15,710,054
61,040	[1]	Magma Design Automation	70,196
384,289	[1]	Microsemi Corp.	3,228,028
957,220	[1]	Monotype Imaging Holdings, Inc.	5,647,598
221,500	[1]	NIC, Inc.	1,182,810
1,215,020	[1]	NaviSite, Inc.	534,730
309,404	[1]	Netezza Corp.	1,878,082
425,000	[1]	ON Semiconductor Corp.	1,772,250
562,000	[1,4]	Omniture, Inc.	5,108,580
121,032	[1]	Online Resources Corp.	382,461
608,300	[1,4]	Onvia.com, Inc.	2,439,283
467,500	[1]	Parametric Technology Corp.	4,207,500
127,300	[1,4]	Perfect World Co. Ltd., ADR	1,885,313
566,500	[1]	RADWARE Ltd.	3,144,075
94,400	[1]	Redecard SA	1,068,103
52,600	[1,2,3]	Redecard SA, GDR	1,190,338
472,900	[1,4]	Renesola Ltd.	864,230
600,500	[1]	Solera Holdings, Inc.	14,466,045
61,200	[1]	Switch & Data Facilities Co.	421,056
76,300	[1]	TNS, Inc.	631,001
322,850	[1]	Telecity Group PLC	794,355
211,674	[1]	ValueClick, Inc.	1,322,963
869,600	[1]	VanceInfo Technologies, Inc., ADR	4,087,120
2,647,002	[1]	iPass, Inc.	3,361,693
		TOTAL	115,939,483
		Materials--2.5%
176,750		Allegheny Technologies, Inc.	3,904,408
313,553		Cemex S.A. de C.V., ADR	2,442,578
479,350	[4]	Eagle Materials, Inc.	8,666,648
45,600	[1]	Intrepid Potash, Inc.	929,328
1,722,100		Nine Dragons Paper Holdings Ltd.	475,151
200,000	[1]	Thompson Creek Metals Co., Inc.	776,000
		TOTAL	17,194,113
		Telecommunication Services--2.2%
378,700	[1]	Bharti Airtel Ltd.	4,843,128
641,539	[1]	Maxcom Telecomunicaciones SA de CV, ADR	1,943,863
182,109		NTELOS Holdings Corp.	3,940,839
533,700	[1,4]	TW Telecom, Inc.	4,082,805
		TOTAL	14,810,635
		Utilities--2.1%
119,099		American Water Works Co., Inc.	2,522,517
363,860	[1,2,3]	EDP Renovaveis SA	2,704,801
125,600		ITC Holdings Corp.	5,272,688
156,000		Northeast Utilities Co.	3,712,800
		TOTAL	14,212,806
		TOTAL COMMON STOCKS (IDENTIFIED COST $979,775,482)	651,321,709
		WARRANTS--0.0%
		Consumer Discretionary--0.0%
160,372	[1]	Point Therapeutics, Inc.	37
		Financials--0.0%
138,889	[1]	China Housing & Land Development, Inc.	31,124
		Health Care--0.0%
224,540	[1]	Adaltis, Inc.	131
20,850	[1]	Avalon Pharmaceuticals, Inc.	158
144,960	[1]	Cortex Pharmaceuticals, Inc.	4,756
201,055	[1]	Medicure, Inc.	0
		TOTAL	5,045
		TOTAL WARRANTS (IDENTIFIED COST $71,925)	36,206
		PURCHASED PUT OPTIONS --0.3%
38,000,000	[1]	Bank of New York EURO PUT/USD CALL, Strike Price $1.22, Expiration Date 7/9/2009	1,128,600
37,000,000	[1]	State Street Corp. EURO PUT/USD CALL, Strike Price $1.19, Expiration Date 7/9/2009	833,610
		TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $1,780,175)	1,962,210
		PREFERRED STOCK--0.5%
		Health Care--0.5%
5,000		Mylan Laboratories, Inc., Conv. Pfd., $65.00 Annual Dividend (IDENTIFIED COST $5,000,000)	3,351,850
		CORPORATE BONDS--1.3%
		Consumer Discretionary--0.3%
$5,013,000		Central European Media Enterprises Ltd., Conv. Bond, 3.50%, 3/15/2013	2,129,016
		Financials--0.1%
520,000		Washington REIT, 3.875%, 9/15/2026	433,328
372,000		Washington REIT, Series 1, 3.875%, 9/15/2026	309,996
		TOTAL	743,324
		Health Care--0.3%
862,000		CONMED Corp., Conv. Sr. Sub. Note, 2.50%, 11/15/2024	673,742
264,000		Charles River Laboratories International, Inc., 2.25%, 6/15/2013	209,239
774,000		Chemed Corp., Conv. Bond, 1.875%, 5/15/2014	566,603
528,000		Wright Medical Group, Inc., 2.625%, 12/1/2014	437,369
		TOTAL	1,886,953
		Industrials--0.3%
1,271,000		Griffon Corp., 4.00%, 7/18/2023	1,111,744
208,000		Quanta Services, Inc., 3.75%, 4/30/2026	221,589
1,000,000		UAL Corp., Conv. Bond, 5.00%, 2/1/2021	529,500
		TOTAL	1,862,833
		Information Technology--0.3%
264,000		Diodes, Inc., 2.25%, 10/1/2026	183,409
731,000		Flextronics International Ltd., 1.00%, 8/1/2010	642,259
462,000		GSI Commerce, Inc., Conv. Bond, 3.00%, 6/1/2025	329,443
234,000		SPM Group, Inc., 2.50%, 3/15/2012	196,940
956,000		Safeguard Scientifics, Inc., 2.625%, 3/15/2024	673,661
179,260		Tech Data Corp., Conv. Bond, 2.75%, 12/15/2026	141,496
		TOTAL	2,167,208
		TOTAL CORPORATE BONDS (IDENTIFIED COST $8,848,416)	8,789,334
		CORPORATE NOTES--0.7%
		Health Care--0.0%
256,000	[2,3]	Bellus Health, Inc., Conv. Bond, 6.00%, 11/15/2026	51,200
		Industrials--0.4%
9,900,000		Evergreen Solar, Inc., Sr. Note, 4.00%, 7/15/2013	2,784,672
		Information Technology--0.2%
1,546,000		Blackboard, Inc., Conv. Bond, 3.25%, 7/1/2027	1,317,192
		Materials--0.1%
858,000		Newmont Mining Corp., Conv. Note, 3.00%, 2/15/2012	965,928
		TOTAL CORPORATE NOTES (IDENTIFIED COST $12,021,640)	5,118,992
		MUTUAL FUND—17.1%
115,734,940	[6,7,8]	Prime Value Obligations Fund, Institutional Shares, 1.75% (AT NET ASSET VALUE)	115,734,940
		TOTAL INVESTMENTS --- 115.9% (IDENTIFIED COST $1,123,232,578)[9]	786,315,241
		OTHER ASSETS AND LIABILITIES --- NET --- (15.9)%[10]	(107,941,278)
		TOTAL NET ASSETS --- 100%	$678,373,963

At January 31, 2009, the Fund had the following outstanding written call option contracts:

Security	Expiration Date	Exercise Price	Contracts	Value
[1]Bank of New York EURO CALL/USD PUT	July 2009	$1.462	38,000,000	$ 410,400
[1]State Street Corp. EURO CALL/USD PUT	July 2009	$1.411	37,000,000	656,380
(PREMIUMS RECEIVED $1,780,175)				$ 1,066,780
Value of Written Call Option Contracts is included in “Other Assets and Liabilities – Net”.

1	Non-income producing security.
2
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2009, these restricted securities amounted to $12,915,758, which represented 1.9% of total net assets.

3
Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2009, these liquid restricted securities amounted to $12,915,758, which represented 1.9% of total net assets.

4	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
6	Affiliated company.
7	7-Day net yield.
8	All or a portion of this security is held as collateral for securities lending.
As of January 31, 2009, securities subject to this type of arrangement and related collateral were as follows:
	Market Value of Securities Loaned	Market Value of Collateral
	$98,145,109	$106,603,671
9
At January 31, 2009, the cost of investments for federal tax purposes was $1,124,313,365. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from written option contracts was $337,998,124. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $59,277,539 and net unrealized depreciation from investments for those securities having an excess of cost over value of $397,275,663.

10
Assets, other than investments in securities, less liabilities. A significant portion of this balance represents loans to unaffiliated qualified brokers for securities lending. The Fund receives cash from the broker as collateral for the loaned securities and reinvests the collateral in short-term securities such as repurchase agreements or money market mutual funds.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2009.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

•	Shares of other mutual funds are valued based upon their reported NAVs.

•	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV.  Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions.  Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation).  Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation).  The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities.  The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts.  In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices and Investments in Mutual Funds	$ 737,089,104	$ ---
Level 2 – Other Significant Observable Inputs	49,226,137	1,066,780
Level 3 – Significant Unobservable Inputs	---	--
Total	$ 786,315,241	$ 1,066,780

*Other financial instruments include written call option contracts.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
GDR	--Global Depositary Receipt
REIT	--Real Estate Investment Trust

Federated Market Opportunity Fund

Portfolio of Investments

January 31, 2009 (unaudited)

Shares, Foreign Par or Principal Amount			Value In U.S. Dollars
		COMMON STOCKS — 62.4%
		Aerospace & Defense—0.9%
498,000	[1]	Ceradyne, Inc.	$11,364,360
		Airlines—1.1%
1,900,000		Singapore Airlines Ltd.	13,868,175
		Chemicals—4.8%
570,000		CF Industries Holdings, Inc.	26,790,000
655,000		The Mosaic Co.	23,363,850
650,000		Nitto Denko Corp.	11,980,246
		TOTAL	62,134,096
		Communications Equipment—1.4%
615,000	[1]	Cisco Systems, Inc.	9,206,550
710,000		Nokia Oyj, Class A, ADR	8,711,700
		TOTAL	17,918,250
		Construction & Engineering—1.2%
588,200		Chicago Bridge & Iron Co., N.V.	6,623,132
1,769,000		Chiyoda Corp.	8,759,306
		TOTAL	15,382,438
		Electrical Equipment—1.1%
1,130,000		ABB Ltd., ADR	14,746,500
		Energy Equipment & Services—13.4%
300,000		Baker Hughes, Inc.	9,996,000
1,200,000		BJ Services Co.	13,200,000
485,000	[1]	Cameron International Corp.	11,232,600
890,000		ENSCO International, Inc.	24,350,400
460,000	[1]	National-Oilwell, Inc.	12,162,400
690,000		Noble Corp.	18,733,500
2,650,000		Patterson-UTI Energy, Inc.	25,334,000
2,060,000		Rowan Cos., Inc.	26,079,600
380,000		Schlumberger Ltd.	15,507,800
690,000	[1]	Unit Corp.	17,208,600
		TOTAL	173,804,900
		Food Products—2.0%
595,000		Bunge Ltd.	25,549,300
		Health Care Equipment & Supplies—0.8%
285,000	[1]	Zimmer Holdings, Inc.	10,374,000
		Industrial Conglomerates—1.2%
1,270,000		General Electric Co.	15,405,100
		Internet Software & Services—0.7%
765,000	[1]	eBay, Inc.	9,195,300
		Leisure Equipment & Products—0.9%
260,000		Sankyo Co. Ltd.	12,415,264
		Life Sciences Tools & Services—0.2%
1,054,900	[1]	Affymetrix, Inc.	3,354,582
		Machinery—2.8%
900,000	[1]	AGCO Corp.	19,152,000
860,000		Komatsu Ltd.	8,830,295
690,000	[1]	Terex Corp.	8,169,600
		TOTAL	36,151,895
		Metals & Mining—15.2%
503,000		Barrick Gold Corp.	18,857,470
610,000		Cia de Minas Buenaventura SA, Class B, ADR	11,492,400
890,000		Freeport-McMoRan Copper & Gold, Inc.	22,374,600
1,090,000		Gold Fields Ltd., ADR	11,455,900
810,000		Goldcorp, Inc., Class A	23,951,700
2,625,000	[1]	Golden Star Resources Ltd.	3,832,500
410,000		Kinross Gold Corp.	7,248,800
150,000		Newmont Mining Corp.	5,967,000
1,170,000	[1]	Pan American Silver Corp.	21,282,300
851,000	[1]	Silver Wheaton Corp.	5,557,030
800,000		Vedanta Resources PLC	6,390,463
1,050,000		Xstrata PLC	8,626,035
6,140,000		Yamana Gold, Inc.	49,488,400
		TOTAL	196,524,598
		Multi-Utilities—1.0%
600,000		Veolia Environnement	13,528,376
		Oil Gas & Consumable Fuels—9.6%
970,000		Chesapeake Energy Corp.	15,335,700
710,000		Cimarex Energy Co.	17,636,400
130,000		Devon Energy Corp.	8,008,000
733,945		Enerplus Resources Fund	15,163,304
140,000		EOG Resources, Inc.	9,487,800
240,000		Murphy Oil Corp.	10,603,200
640,000	[1]	Newfield Exploration Co.	12,281,600
1,250,000		Penn West Energy Trust	14,125,000
820,000	[1]	Stone Energy Corp.	7,035,600
590,000		Valero Energy Corp.	14,230,800
		TOTAL	123,907,404
		Semiconductors & Semiconductor Equipment—1.2%
500,000		Maxim Integrated Products, Inc.	6,615,000
670,000	[1]	MEMC Electronic Materials, Inc.	9,112,000
		TOTAL	15,727,000
		Software—2.9%
810,000	[1]	Adobe Systems, Inc.	15,641,100
770,000		Microsoft Corp.	13,167,000
615,000	[1]	Symantec Corp.	9,427,950
		TOTAL	38,236,050
		TOTAL COMMON STOCKS (IDENTIFIED COST $957,320,735)	809,587,588
		U.S. TREASURY—5.3%
$ 51,000,000	[2]	United States Treasury Bill, 0.900%-1.220%, 4/16/2009	50,981,125
18,000,000	[2]	United States Treasury Bill, 1.582%, 4/29/2009	17,992,318
250,000	[2]	United States Treasury Bill, 0.862%, 4/9/2009	249,899
		TOTAL U.S. TREASURY (IDENTIFIED COST $69,055,221)	69,223,342
		HYBRID NOTES—0.7%
		Specialty Retail—0.7%
690,000		Credit Suisse First Boston, NY, PERCS (RadioShack Corp.) (IDENTIFIED COST $10,590,189)	8,411,100
		GOVERNMENTS/AGENCIES — 0.0%
$ 1		South Africa, Government of, Bond, 10.00%, 2/28/2009 (IDENTIFIED COST $0)	0
		EXCHANGE TRADED FUNDS — 8.3%
1,570,000		iShares MSCI EAFE Index Fund	60,759,000
890,000		iShares S&P Europe 350 Index Fund	23,638,400
7,000,000		ProShares Ultra Financial ETF	22,680,000
		TOTAL EXCHANGE TRADED FUNDS (IDENTIFIED COST $124,588,408)	107,077,400
		MUTUAL FUND — 23.3%
302,367,955	[3,4]	Prime Value Obligations Fund, Institutional Shares, 1.75% (AT NET ASSET VALUE)	302,367,955
		TOTAL INVESTMENTS—100.0% (IDENTIFIED COST $1,463,922,508)[5]	1,296,667,385
		OTHER ASSETS AND LIABILITIES—NET—(0.0%)[6]	(362,041)
		TOTAL NET ASSETS—100%	$1,296,305,344

At January 31, 2009, the Fund had outstanding foreign exchange contracts as follows:

Settlement Date	Foreign Currency Units to Receive	In Exchange For	Contracts at Value	Unrealized Appreciation/(Depreciation)
Contracts
Purchased:
3/16/2009	240,801,983 SEK	$30,281,939	$28,766,274	$(1,515,665)
3/16/2009	150,680,933 SEK	$18,932,144	$18,000,388	$(931,756)
3/23/2009	36,000,000 Euro	$46,330,920	$46,061,901	$(269,019)
3/25/2009	37,300,000 AUD	$25,798,172	$23,615,048	$(2,183,124)
5/28/2009	37,200,000 GBP	4,613,916,000 JPY	$53,875,021	$1,937,751

Contracts Sold:
3/16/2009	7,778,715,000 JPY	$85,386,553	$86,660,283	$(1,273,730)
3/23/2009	36,000,000 Euro	$51,812,280	$46,061,901	$5,750,379
5/28/2009	4,613,916,000 JPY	37,200,000 GBP	$51,510,017	$427,253

NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS $1,942,089

Net Unrealized Appreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities – Net.”

1	Non-income producing security.
2	Discount rate at time of purchase.
3	7-Day net yield.
4	Affiliated company.
5
At January 31, 2009, the cost of investments for federal tax purposes was $1,463,922,508.  The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from changes in foreign currency exchange rates was $167,255,123.  This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $47,538,442 and net unrealized depreciation from investments for those securities having an excess of cost over value of $214,793,565.

6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2009.

INVESTMENT VALUATION
In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

•	Shares of other mutual funds are valued based upon their reported NAVs.

•
Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

FAIR VALUATION AND SIGNIFICANT EVENTS PROCEDURES
The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs                                                                                 Investments in                                Other Financial
              Securities                                           Instruments*
Level 1 – Quoted Prices and Investments in Mutual Funds       $1,134,634,783                                    $           -
Level 2 – Other Significant
   Observable Inputs                                                                               162,032,602                                               1,942,089
Level 3 – Significant
   Unobservable Inputs                                                                                -                                -
   Total                                                                                                 $ 1,296,667,385                                           $  1,942,089

*Other financial instruments include currency forwards.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

                                                                                Investments in
Securities
Balance as of 10/31/2008                                     $3,448,916
   Accrued discounts/premiums
   Realized gain (loss)                                          (29,098,921)
   Change in unrealized appreciation
      (depreciation)                                                  38,071,557
   Net purchases (sales)                                      (12,421,552)
   Transfers in and/or out of Level 3                                   -
Balance as of 1/31/2009                                  $              -

The following acronyms are used throughout this portfolio:

ADR	--American Depository Receipt
AUD	--Australian Dollar
GBP	--Great Britain Pound
JPY	--Japanese Yen
PERCS	--Preferred Equity Redemption Cumulative Stock
SEK	--Swedish Krona

Federated Mid Cap Growth Strategies Fund

Portfolio of Investments

January 31, 2009 (unaudited)

Shares			Value
		COMMON STOCKS--95.2%
		Consumer Discretionary--15.7%
77,700		Abercrombie & Fitch Co., Class A	$1,386,945
43,300	[1]	Apollo Group, Inc., Class A	3,527,218
29,200	[1,2]	AutoZone, Inc.	3,880,388
103,400	[1,2]	Bed Bath & Beyond, Inc.	2,401,982
58,800		Best Buy Co., Inc.	1,647,576
124,900		Block (H&R), Inc.	2,589,177
67,356	[1]	DISH Network Corp., Class A	864,851
117,500		Darden Restaurants, Inc.	3,080,850
100,200	[1]	Dick's Sporting Goods, Inc.	1,103,202
194,300	[1]	GameStop Corp.	4,814,754
93,800	[1]	Gymboree Corp.	2,298,100
140,400	[1]	Kohl's Corp.	5,154,084
230,900		Mattel, Inc.	3,276,471
51,700	[2]	Nordstrom, Inc.	656,073
30,300		Sherwin-Williams Co.	1,446,825
51,600		Starwood Hotels & Resorts Worldwide, Inc.	780,192
174,100	[2]	TJX Cos., Inc.	3,381,022
63,400		Yum! Brands, Inc.	1,814,508
		TOTAL	44,104,218
		Consumer Staples--3.3%
127,000		Avon Products, Inc.	2,597,150
27,800	[1]	Energizer Holdings, Inc.	1,324,114
46,800		Flowers Foods, Inc.	1,005,732
51,200		H.J. Heinz Co.	1,868,800
114,000		Kroger Co.	2,565,000
		TOTAL	9,360,796
		Energy--9.4%
137,040	[1]	CNX Gas Corp.	3,546,595
121,300		CONSOL Energy, Inc.	3,306,638
47,500	[1]	Cameron International Corp.	1,100,100
111,300		Chesapeake Energy Corp.	1,759,653
48,400		Hess Corp.	2,691,524
19,100		Murphy Oil Corp.	843,838
55,500		Noble Corp.	1,506,825
66,500		Penn Virginia Corp.	1,369,900
154,203	[1]	Petrohawk Energy Corp.	3,039,341
40,600		Range Resources Corp.	1,455,104
78,400		Smith International, Inc.	1,779,680
81,100	[1]	Southwestern Energy Co.	2,566,815
50,900	[1]	Whiting Petroleum Corp.	1,476,100
		TOTAL	26,442,113
		Financials--5.0%
182,400		Annaly Capital Management, Inc.	2,761,536
53,400		Bank of Hawaii Corp.	1,915,458
45,500		Cullen Frost Bankers, Inc.	1,991,535
57,500		M & T Bank Corp.	2,237,325
157,769		New York Community Bancorp, Inc.	2,090,439
22,900		Northern Trust Corp.	1,317,208
103,500	[1]	SLM Corp.	1,185,075
46,800		Schwab (Charles) Corp.	636,012
		TOTAL	14,134,588
		Health Care--16.2%
67,800		Allergan, Inc.	2,584,536
63,200	[1]	BioMarin Pharmaceutical, Inc.	1,217,232
28,100	[1]	Biogen Idec, Inc.	1,367,065
30,700	[1]	Celgene Corp.	1,625,565
71,300	[1]	Cephalon, Inc.	5,502,934
55,200	[1]	Express Scripts, Inc., Class A	2,967,552
44,900	[1,2]	GTX, Inc.	495,696
52,000	[1]	Genzyme Corp.	3,583,840
20,600	[1]	Gilead Sciences, Inc.	1,045,862
46,400	[1]	Humana, Inc.	1,759,952
16,700	[1]	Intuitive Surgical, Inc.	1,723,941
420,800	[1]	Isis Pharmaceuticals, Inc.	5,945,904
22,271		Merck KGAA	1,891,814
66,300	[1,2]	Myriad Genetics, Inc.	4,943,991
64,100	[1]	Onyx Pharmaceuticals, Inc.	1,950,563
105,800		Shire Ltd., ADR	4,620,286
65,800	[1]	St. Jude Medical, Inc.	2,393,146
		TOTAL	45,619,879
		Industrials--14.4%
97,100		AMETEK, Inc.	3,103,316
57,700	[1,2]	Alliant Techsystems, Inc.	4,662,737
50,400		Expeditors International Washington, Inc.	1,401,624
58,400		Flowserve Corp.	3,113,304
56,400	[2]	Fluor Corp.	2,193,960
77,400	[1]	Foster Wheeler Ltd.	1,545,678
96,797		Gamesa Corporacion Tecnologica S.A.	1,627,564
42,100		Harsco Corp.	998,612
38,300	[1]	Jacobs Engineering Group, Inc.	1,481,061
79,100		Joy Global, Inc.	1,647,653
33,500		Lockheed Martin Corp.	2,748,340
56,800		Precision Castparts Corp.	3,689,160
81,000	[1]	Quanta Services, Inc.	1,731,780
90,200		Roper Industries, Inc.	3,710,828
57,400		SPX Corp.	2,417,114
57,800	[1]	Stericycle, Inc.	2,827,576
36,300		Union Pacific Corp.	1,589,577
		TOTAL	40,489,884
		Information Technology--18.0%
435,500	[1]	Activision Blizzard, Inc.	3,814,980
73,500	[1]	Adobe Systems, Inc.	1,419,285
122,800	[1,2]	Agilent Technologies, Inc.	2,220,224
92,400		Altera Corp.	1,421,112
45,700	[1]	Amdocs Ltd.	773,244
130,700		Analog Devices, Inc.	2,611,386
111,700	[1]	Ansys, Inc.	2,776,862
36,700	[1]	Apple, Inc.	3,307,771
172,800	[1]	Broadcom Corp.	2,738,880
118,300	[1]	Citrix Systems, Inc.	2,489,032
113,500	[1]	Cognizant Technology Solutions Corp.	2,125,855
104,600	[1]	EMC Corp. Mass	1,154,784
134,500	[1]	Electronic Arts, Inc.	2,076,680
82,200	[1]	FLIR Systems, Inc.	2,052,534
187,100	[1]	Juniper Networks, Inc.	2,649,336
97,000		KLA-Tencor Corp.	1,943,880
119,800	[2]	Linear Technology Corp.	2,805,716
59,200	[1]	MEMC Electronic Materials, Inc.	805,120
13,700		Mastercard, Inc.	1,860,186
105,800	[1]	McAfee, Inc.	3,225,842
110,200		Paychex, Inc.	2,676,758
34,800	[1]	Salesforce.com, Inc.	926,028
63,800	[1]	Verisign, Inc.	1,231,978
88,400		Xilinx, Inc.	1,489,540
		TOTAL	50,597,013
		Materials--7.2%
31,100		CF Industries Holdings, Inc.	1,461,700
187,700	[1]	Crown Holdings, Inc.	3,519,375
80,900		Lubrizol Corp.	2,760,308
36,600		Monsanto Co.	2,783,796
46,600		Newmont Mining Corp.	1,853,748
32,900		Nucor Corp.	1,341,991
96,100	[1]	Pactiv Corp.	2,077,682
20,700		Rohm & Haas Co.	1,142,433
406,700		Yamana Gold, Inc.	3,278,002
		TOTAL	20,219,035
		Telecommunication Services--1.8%
107,500	[1]	American Tower Systems Corp.	3,261,550
40,900	[1]	Crown Castle International Corp.	798,368
49,800	[1]	NII Holdings, Inc.	966,120
		TOTAL	5,026,038
		Utilities--4.2%
165,500	[1]	AES Corp.	1,309,105
62,700		AGL Resources, Inc.	1,933,041
72,800		Atmos Energy Corp.	1,787,240
45,800		NSTAR	1,548,956
78,300		PPL Corp.	2,400,678
47,200		SCANA Corp.	1,618,488
30,000		Wisconsin Energy Corp.	1,337,400
		TOTAL	11,934,908
		TOTAL COMMON STOCKS (IDENTIFIED COST $300,744,243)	267,928,472
		EXCHANGE-TRADED FUND--1.3%
161,235		iShares MSCI Emerging Markets Index Fund (IDENTIFIED COST $4,090,321)	3,648,748
		MUTUAL FUND—13.0%
36,487,547	[3,4,5]	Prime Value Obligations Fund, Institutional Shares, 1.75% (AT NET ASSET VALUE)	36,487,547
		TOTAL INVESTMENTS—109.5% (IDENTIFIED COST $341,322,111)[6]	308,064,767
		OTHER ASSETS AND LIABILITIES – NET—(9.5)%[7]	(26,588,575)
		TOTAL NET ASSETS—100%	$281,476,192

1	Non-income producing security.
2	Certain or all shares are temporarily on loan to unaffiliated brokers/dealers.
As of January 31, 2009, securities subject to this type of arrangement and related collateral were as follows:
	Market Value of Securities Loaned	Market Value of Collateral
	$21,073,437	$22,067,606
3	Affiliated company.
4	7-Day net yield.
5	All or a portion of this security is held as collateral for securities lending.
6
At January 31, 2009, the cost of investments for federal tax purposes was $341,322,111. The net unrealized depreciation of investments for federal tax purposes was $33,257,344. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $13,635,163 and net unrealized depreciation from investments for those securities having an excess of cost over value of $46,892,507.

7	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2009.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
•	Shares of other mutual funds are valued based upon their reported NAVs.
•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of (the “Trustees”).
•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
•	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures
The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees. The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices and Investments in Mutual Funds	$ 304,545,390
Level 2 – Other Significant Observable Inputs	3,519,377
Level 3 – Significant Unobservable Inputs	---
Total	$ 308,064,767

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

Federated Strategic Value Fund

Portfolio of Investments

January 31, 2009 (unaudited)

Shares	Value

		COMMON STOCKS--94.8%
		Consumer Staples--25.7%
504,485		Altria Group, Inc.	$8,344,182
340,735		ConAgra Foods, Inc.	5,826,568
567,865		Diageo PLC	7,778,403
554,970		H.J. Heinz Co.	20,256,405
347,525		Kimberly-Clark Corp.	17,887,112
832,475		Kraft Foods, Inc., Class A	23,350,924
378,130		Philip Morris International, Inc.	14,047,529
407,931		Reynolds American, Inc.	15,574,806
572,325		Sara Lee Corp.	5,740,420
239,990		The Coca-Cola Co.	10,252,373
579,702		Unilever PLC	12,769,335
		TOTAL	141,828,057
		Energy--9.3%
339,145		BP PLC, ADR	14,403,488
772,107		ENI SpA	16,382,031
634,570		Royal Dutch Shell PLC, Class B	15,203,105
104,540		Total SA	5,229,271
		TOTAL	51,217,895
		Financials--6.9%
296,590		Gallagher (Arthur J.) & Co.	6,990,626
115,110		Mercury General Corp.	4,459,361
798,830		New York Community Bancorp, Inc.	10,584,498
190,415		PNC Financial Services Group	6,192,296
394,940		U.S. Bancorp	5,860,910
199,695		Wells Fargo & Co.	3,774,236
		TOTAL	37,861,927
		Health Care--16.5%
1,006,415		Bristol-Myers Squibb Co.	21,547,345
364,005		Eli Lilly & Co.	13,402,664
794,431		GlaxoSmithKline PLC	14,054,559
95,590		Johnson & Johnson	5,514,587
97,825		Merck & Co., Inc.	2,792,904
1,427,055		Pfizer, Inc.	20,806,462
306,430		Wyeth	13,167,297
		TOTAL	91,285,818
		Industrials--2.5%
1,126,895		General Electric Co.	13,669,236
		Telecommunication Services--20.1%
729,830		AT&T, Inc.	17,968,415
280,000		BCE, Inc.	5,733,578
166,330		CenturyTel, Inc.	4,514,196
850,740		Deutsche Telekom AG, Class REG	10,282,727
692,649		France Telecommunications	15,637,652
981,840		Frontier Communications Corp.	7,962,722
612,955		Verizon Communications, Inc.	18,308,966
8,051,874		Vodafone Group PLC	15,006,043
1,752,530		Windstream Corp.	15,211,960
		TOTAL	110,626,259
		Utilities--13.8%
308,495		AGL Resources, Inc.	9,510,901
76,965		Ameren Corp.	2,559,086
1,057,300		Duke Energy Corp.	16,018,095
261,397		Pinnacle West Capital Corp.	8,748,958
430,675		Progress Energy, Inc.	16,675,736
320,040		SCANA Corp.	10,974,172
347,128		Southern Co.	11,611,432
		TOTAL	76,098,380
		TOTAL COMMON STOCKS (IDENTIFIED COST $677,408,013)	522,587,572
		MUTUAL FUND--5.5%
30,507,082	[1,2]	Prime Value Obligations Fund, Institutional Shares, 1.75% (AT NET ASSET VALUE)	30,507,082
		TOTAL INVESTMENTS--100.3% (IDENTIFIED COST $707,915,095)[3]	553,094,654
		OTHER ASSETS AND LIABILITIES—NET—(0.3)%[4]	(1,926,054)
		TOTAL NET ASSETS—100%	551,168,600

At January 31, 2009, the Fund had outstanding foreign exchange contracts as follows:
Settlement Date	Foreign Currency Units to Receive	In Exchange For	Contracts at Value	Unrealized Appreciation
Contract Purchased:
2/2/2009	1,552,573 Pound Sterling	$2,211,734	$2,249,989	$38,255
2/3/2009	1,172,798 Pound Sterling	$1,679,154	$1,699,619	$20,465
UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$58,720

Unrealized Appreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities – Net.”

1	Affiliated company.
2	7-Day net yield.
3
At January 31, 2009, the cost of investments for federal tax purposes was $707,915,095. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates and outstanding foreign currency commitments was $154,820,441. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $4,446,302 and net unrealized depreciation from investments for those securities having an excess of cost over value of $159,266,743.

4	Assets, other than investments in securities, less liabilities.

Note:	The categories of investments are shown as a percentage of total net assets at January 31, 2009.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
•	Shares of other mutual funds are valued based upon their reported NAVs.
•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).

•	Fixed-income securities acquired with maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices and Investments in Mutual Funds	$440,751,528	$58,720
Level 2 – Other Significant Observable Inputs	$112,343,126	---
Level 3 – Significant Unobservable Inputs	---	---
Total	$553,094,654	$58,720

*Other financial instruments include foreign exchange contracts.

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Equity Funds

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	March 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer
Date	March 23, 2009

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	March 23, 2009